Income Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Income Tax Expense (Benefit)	The components of the income tax expense (benefit) are as follows:
	For the years ended June 30,
	2024	2023	2022
Current
BVI	$—	$—	$—
Hong Kong	4,939	56,004	64,206
Deferred
BVI	—	—	—
Hong Kong	2,369	(39)	(10,345)
Provision for income taxes	$7,308	$55,965	$53,861

Schedule of Deferred tax asset and liability	The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows as of June 30:
	2024	2023
Deferred tax assets:
Allowance for credit losses	$7,904	$10,355
Depreciation and amortization	1,151	1,043
Total deferred tax assets	9,055	11,398
Less: valuation allowance	—	—
Deferred tax assets, net	$9,055	$11,398

Schedule of Income Tax Payable	Income tax payable consist of the following as of June 30:
	2024	2023
Income tax payable	$125,288	$120,036
	$125,288	$120,036

Schedule of Hong Kong Statutory Rates to the Company’s Effective Tax	The following table reconciles Hong Kong statutory rates to the Company’s effective tax:
	For the years ended June 30,
	2024	2023	2022
Profit (loss) before income taxes	$(847,619)	$94,643	$(12,050)
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	(139,857)	15,616	(1,988)
Reconciling items:
Tax effect of income that is not taxable*	(10,514)	(3,991)	(7,116)
Tax effect of expenses that are not deductible**	164,987	65,346	95,727
Change in valuation allowance	—	—	(10,976)
Effect of two-tier tax rate	(7,308)	(21,006)	(21,786)
Income tax expense	$7,308	$55,965	$53,861

*	Income that is not taxable mainly consisted of the interest income and the government subsidies which are non-taxable under Hong Kong income tax law.
**	Expenses that are not deductible mainly consisted of some legal and professional fee which are non-deductible under Hong Kong income tax law.